Fees Summary	Jul. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,663,000.00
Previously Paid Amount	0.00
Total Fee Amount	643.96
Total Offset Amount	0.00
Net Fee	643.96
Narrative - Max Aggregate Offering Price	$ 4,663,000.00
Final Prospectus	true